UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

CORE PLUS VIT PORTFOLIO

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, your insurance company may no longer send you paper copies of the Fund’s shareholder reports like this one by mail, unless you specifically request paper copies of the reports from the insurance company or your financial intermediary. Instead, the shareholder reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If your insurance company offers electronic delivery, you may elect to receive shareholder reports and other communications from them electronically by following the instructions provided by the insurance company.

You may elect to receive all future reports in paper free of charge. You can inform the insurance company that you wish to continue receiving paper copies of shareholder reports by following the instructions provided by them. Your election will apply to all Funds available under your contract with the insurance company.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain a dollar-weighted average effective duration that is normally within 30% of the average duration of the domestic bond market as a whole.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus VIT Portfolio for the six-month reporting period ended June 30, 2020. Please read on for Portfolio performance information during the Portfolio’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Portfolio prior to the transaction. The Portfolio’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Portfolio pursuant to new management and subadvisory agreements that were approved by Portfolio shareholders.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Core Plus VIT Portfolio

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Core Plus VIT Portfolio	III

Performance review

For the six months ended June 30, 2020, Class I shares of Western Asset Core Plus VIT Portfolio1 returned 4.17%. The Portfolio’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned 6.14%, for the same period. The Lipper Variable Core Plus Bond Funds Category Averageii returned 5.11% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
6 months
Western Asset Core Plus VIT Portfolio:
Class I	4.17%
Class II	4.17%
Bloomberg Barclays U.S. Aggregate Index	6.14%
Lipper Variable Core Plus Bond Funds Category Average	5.11%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class I and Class II shares were 1.95% and 1.71%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class I and Class II shares would have been 1.91% and 1.66%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Portfolio’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Portfolio, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.56% and 0.80%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.54% for Class I shares and 0.79% for Class II shares. These

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

IV	Western Asset Core Plus VIT Portfolio

expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Effective January 1, 2021, the manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Investments in fixed income securities involve a variety of risks, including interest rate, credit, inflation, and reinvestment risks. As interest rates rise, bond prices fall, reducing the value of the Portfolio’s share price. High-yield bonds, commonly known as “junk” bonds, are rated below investment grade and carry more risk than higher-rated securities. Asset-backed, mortgaged-backed or mortgage-related securities are subject to prepayment and extension risks. Foreign investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. The Portfolio may use derivatives, such as options, futures, and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. The use of leverage may increase volatility and the possibility of loss. Please see the Portfolio’s

Western Asset Core Plus VIT Portfolio	V

Performance review (cont’d)

prospectus for a more complete discussion of these and other risks and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses, or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 39 funds in the Portfolio’s Lipper category.

VI	Western Asset Core Plus VIT Portfolio

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	1

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	4.17%	$1,000.00	$1,041.70	0.54%	$2.74	Class I	5.00%	$1,000.00	$1,022.18	0.54%	$2.72
Class II	4.17	1,000.00	1,041.70	0.79	4.01	Class II	5.00	1,000.00	1,020.93	0.79	3.97

2	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 42.6%
Communication Services — 3.3%
Diversified Telecommunication Services — 1.2%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	300,000	$313,155	(a)
AT&T Inc., Senior Notes	3.400%	5/15/25	40,000	43,987
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	145,164
AT&T Inc., Senior Notes	6.250%	3/29/41	60,000	82,538
AT&T Inc., Senior Notes	4.350%	6/15/45	260,000	293,044
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	40,000	44,299
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	99,000	110,223
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	150,000	163,346
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	20,000	22,220
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	144,000	173,430
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	59,181
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	67,443
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	80,000	99,755
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	160,000	214,458
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	12,213
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	62,705
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	100,000	136,020
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	14,848
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	100,000	132,514
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	40,000	51,402
Total Diversified Telecommunication Services				2,241,945
Entertainment — 0.0%††
Netflix Inc., Senior Notes	5.375%	2/1/21	30,000	30,759
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	75,045
Total Entertainment				105,804
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	10,000	10,237	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	170,000	172,337	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	270,000	309,644
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	80,000	89,793

See Notes to Financial Statements.

4	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	100,000	$118,124
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	180,000	217,035
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	30,000	33,340
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	40,518
Comcast Corp., Senior Notes	3.100%	4/1/25	10,000	11,036
Comcast Corp., Senior Notes	3.375%	8/15/25	30,000	33,441
Comcast Corp., Senior Notes	3.950%	10/15/25	180,000	206,416
Comcast Corp., Senior Notes	3.150%	3/1/26	80,000	89,446
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	44,953
Comcast Corp., Senior Notes	4.150%	10/15/28	270,000	323,896
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	57,218
Comcast Corp., Senior Notes	4.250%	10/15/30	50,000	61,322
Comcast Corp., Senior Notes	3.250%	11/1/39	10,000	11,109
Comcast Corp., Senior Notes	3.750%	4/1/40	10,000	11,750
Comcast Corp., Senior Notes	3.400%	7/15/46	10,000	11,129
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	12,181
Comcast Corp., Senior Notes	4.700%	10/15/48	20,000	26,945
Comcast Corp., Senior Notes	3.999%	11/1/49	165,000	199,623
Comcast Corp., Senior Notes	3.450%	2/1/50	70,000	80,454
DISH DBS Corp., Senior Notes	5.875%	11/15/24	100,000	99,672
DISH DBS Corp., Senior Notes	7.750%	7/1/26	20,000	21,237
Fox Corp., Senior Notes	4.709%	1/25/29	30,000	36,089
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	53,548
Prosus NV, Senior Notes	4.850%	7/6/27	290,000	325,818	(a)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	130,000	171,210
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	13,795
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	111,407
Total Media				3,004,723

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.5%
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	40,000	$57,290
Sprint Corp., Senior Notes	7.625%	2/15/25	40,000	46,236
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	340,000	370,690	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	20,000	22,188	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	190,000	211,819	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	150,000	178,518
Total Wireless Telecommunication Services				886,741
Total Communication Services				6,239,213
Consumer Discretionary — 2.7%
Automobiles — 0.7%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	20,000	20,189	(a)
Ford Motor Co., Senior Notes	8.500%	4/21/23	50,000	52,969
Ford Motor Co., Senior Notes	9.000%	4/22/25	20,000	21,682
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	23,767
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	197,500
General Motors Co., Senior Notes	5.400%	10/2/23	30,000	32,462
General Motors Co., Senior Notes	6.125%	10/1/25	60,000	67,496
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	50,000	50,081
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	790,000	811,548
Total Automobiles				1,277,694
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/ Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	70,000	72,754	(a)
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	60,000	60,166	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	50,000	50,219	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	30,000	29,976
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	30,000	30,431	(a)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	10,000	9,813
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	30,000	29,357
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	30,000	29,914
McDonald’s Corp., Senior Notes	3.300%	7/1/25	60,000	66,732

See Notes to Financial Statements.

6	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
McDonald’s Corp., Senior Notes	1.450%	9/1/25	10,000	$10,265
McDonald’s Corp., Senior Notes	3.700%	1/30/26	220,000	249,594
McDonald’s Corp., Senior Notes	3.500%	3/1/27	20,000	22,665
McDonald’s Corp., Senior Notes	3.500%	7/1/27	20,000	22,745
McDonald’s Corp., Senior Notes	3.600%	7/1/30	50,000	57,642
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	11,023
McDonald’s Corp., Senior Notes	4.200%	4/1/50	90,000	109,611
Sands China Ltd., Senior Notes	5.125%	8/8/25	400,000	434,782
Sands China Ltd., Senior Notes	3.800%	1/8/26	200,000	206,340	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	80,000	59,585	(a)
Total Hotels, Restaurants & Leisure				1,490,860
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.350%	4/1/23	47,000	48,635
Newell Brands Inc., Senior Notes	4.700%	4/1/26	10,000	10,524
Total Household Durables				59,159
Internet & Direct Marketing Retail — 0.5%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	100,000	100,994
Amazon.com Inc., Senior Notes	1.200%	6/3/27	120,000	121,930
Amazon.com Inc., Senior Notes	3.150%	8/22/27	130,000	148,876
Amazon.com Inc., Senior Notes	1.500%	6/3/30	110,000	111,581
Amazon.com Inc., Senior Notes	3.875%	8/22/37	60,000	74,387
Amazon.com Inc., Senior Notes	4.950%	12/5/44	50,000	71,518
Amazon.com Inc., Senior Notes	4.050%	8/22/47	90,000	117,287
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	92,880
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	26,751
Total Internet & Direct Marketing Retail				866,204
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	10,000	10,681
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	60,000	65,836
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	11,970
Home Depot Inc., Senior Notes	2.700%	4/15/30	60,000	66,025
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	78,868
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	12,178
Home Depot Inc., Senior Notes	3.350%	4/15/50	180,000	206,655
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	49,170
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	20,000	26,164
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	110,000	150,771
Target Corp., Senior Notes	2.250%	4/15/25	80,000	85,657

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	60,000	$66,862
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	20,000	22,876
Total Specialty Retail				843,032
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	10,000	9,976	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	50,000	50,656	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	50,000	50,491	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	60,000	60,444	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	50,000	53,808
NIKE Inc., Senior Notes	2.750%	3/27/27	70,000	77,180
NIKE Inc., Senior Notes	2.850%	3/27/30	80,000	89,077
NIKE Inc., Senior Notes	3.250%	3/27/40	50,000	56,084
NIKE Inc., Senior Notes	3.375%	3/27/50	170,000	197,080
Total Textiles, Apparel & Luxury Goods				644,796
Total Consumer Discretionary				5,265,180
Consumer Staples — 2.9%
Beverages — 1.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	260,000	292,139
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	210,000	257,771
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	108,000	114,431
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	43,000	44,678
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	10,000	10,903
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	50,000	56,773
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	80,000	92,389
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	100,000	120,914
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	50,000	56,338
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	100,000	114,300
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	180,000	214,323
Coca-Cola Co., Senior Notes	2.950%	3/25/25	60,000	66,076

See Notes to Financial Statements.

8	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Coca-Cola Co., Senior Notes	3.375%	3/25/27	60,000	$68,871
Coca-Cola Co., Senior Notes	1.450%	6/1/27	90,000	92,690
Coca-Cola Co., Senior Notes	4.125%	3/25/40	20,000	25,448
Coca-Cola Co., Senior Notes	4.200%	3/25/50	180,000	235,716
Coca-Cola Co., Senior Notes	2.600%	6/1/50	40,000	40,492
PepsiCo Inc., Senior Notes	0.750%	5/1/23	100,000	100,952
PepsiCo Inc., Senior Notes	2.250%	3/19/25	10,000	10,694
PepsiCo Inc., Senior Notes	2.625%	3/19/27	10,000	10,942
PepsiCo Inc., Senior Notes	1.625%	5/1/30	80,000	81,576
PepsiCo Inc., Senior Notes	2.875%	10/15/49	30,000	32,547
PepsiCo Inc., Senior Notes	3.625%	3/19/50	20,000	24,141
PepsiCo Inc., Senior Notes	3.875%	3/19/60	20,000	25,444
Total Beverages				2,190,548
Food & Staples Retailing — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	140,000	143,293
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	90,000	91,085
Walmart Inc., Senior Notes	3.400%	6/26/23	30,000	32,699
Walmart Inc., Senior Notes	3.550%	6/26/25	30,000	34,042
Walmart Inc., Senior Notes	3.700%	6/26/28	170,000	201,444
Total Food & Staples Retailing				502,563
Food Products — 0.5%
Danone SA, Senior Notes	2.589%	11/2/23	220,000	231,734	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	20,000	20,129
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	19,000	20,173
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	20,000	21,250	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	20,000	22,029
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	10,000	12,390
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	30,000	31,651
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	70,000	76,021
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	70,000	68,922
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	50,000	50,995	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	50,000	53,498	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	70,000	72,612	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	30,000	31,092
Mondelez International Inc., Senior Notes	1.500%	5/4/25	160,000	163,394
Total Food Products				875,890
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	50,000	54,301
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	20,000	22,262

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Household Products — continued
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	50,000	$57,318
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	50,000	60,248
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	70,000	88,218
Total Household Products				282,347
Tobacco — 0.9%
Altria Group Inc., Senior Notes	3.490%	2/14/22	50,000	52,187
Altria Group Inc., Senior Notes	2.850%	8/9/22	130,000	135,496
Altria Group Inc., Senior Notes	3.800%	2/14/24	60,000	65,647
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	21,040
Altria Group Inc., Senior Notes	4.400%	2/14/26	60,000	69,138
Altria Group Inc., Senior Notes	4.800%	2/14/29	180,000	210,305
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	40,014
Altria Group Inc., Senior Notes	5.950%	2/14/49	30,000	39,409
BAT Capital Corp., Senior Notes	3.557%	8/15/27	330,000	355,905
BAT Capital Corp., Senior Notes	4.540%	8/15/47	180,000	195,751
Cargill Inc., Senior Notes	1.375%	7/23/23	80,000	81,414	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	30,000	31,066
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	90,000	93,720
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	140,000	145,953
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	60,000	61,040
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	40,000	41,269
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	12,150
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	98,611
Total Tobacco				1,750,115
Total Consumer Staples				5,601,463
Energy — 5.7%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,323
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	21,064
Halliburton Co., Senior Notes	5.000%	11/15/45	10,000	10,280
Total Energy Equipment & Services				35,667
Oil, Gas & Consumable Fuels — 5.7%
Apache Corp., Senior Notes	4.375%	10/15/28	120,000	106,039
Apache Corp., Senior Notes	5.100%	9/1/40	170,000	139,907

See Notes to Financial Statements.

10	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	4.750%	4/15/43	20,000	$16,132
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	68,566
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	40,000	39,889	(a)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	10,000	10,580
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	80,000	85,974
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	20,000	21,852
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	130,000	143,993
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	68,222
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	220,000	216,818
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	40,000	44,114
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	190,000	210,291
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	30,000	32,165	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	176,912	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	90,000	92,615
Chevron Corp., Senior Notes	2.954%	5/16/26	30,000	33,253
Chevron Corp., Senior Notes	1.995%	5/11/27	40,000	41,924
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	10,649
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	10,000	10,561
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	180,000	182,276
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	100,000	102,854
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	290,000	316,661
Concho Resources Inc., Senior Notes	4.375%	1/15/25	30,000	30,968
Concho Resources Inc., Senior Notes	3.750%	10/1/27	50,000	53,298
Concho Resources Inc., Senior Notes	4.300%	8/15/28	140,000	153,760
Continental Resources Inc., Senior Notes	4.500%	4/15/23	40,000	38,361
Continental Resources Inc., Senior Notes	3.800%	6/1/24	70,000	65,638
Continental Resources Inc., Senior Notes	4.375%	1/15/28	160,000	141,122
Continental Resources Inc., Senior Notes	4.900%	6/1/44	10,000	7,984
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	18,086	(a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	100,000	110,470
Devon Energy Corp., Senior Notes	5.600%	7/15/41	40,000	39,097
Devon Energy Corp., Senior Notes	5.000%	6/15/45	240,000	213,702

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Diamondback Energy Inc., Senior Notes	2.875%	12/1/24	30,000	$30,048
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	20,000	20,601
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	30,000	30,206
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	19,410
Ecopetrol SA, Senior Notes	5.875%	5/28/45	180,000	189,953
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	70,000	58,922	(b)(c)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	70,000	71,594
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	40,000	42,983
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	30,000	32,895
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	230,000	228,916
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	20,000	21,231
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	210,000	239,700
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	32,174
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	110,000	114,793
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	27,777
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	11,619
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	10,000	11,967
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	40,000	44,825
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	42,087
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	41,638
EOG Resources Inc., Senior Notes	4.150%	1/15/26	30,000	34,555
EOG Resources Inc., Senior Notes	4.375%	4/15/30	20,000	23,908
EOG Resources Inc., Senior Notes	3.900%	4/1/35	90,000	105,210
EOG Resources Inc., Senior Notes	4.950%	4/15/50	30,000	38,431
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	20,000	20,540
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	220,000	239,133
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	40,000	43,992
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	80,000	91,231

See Notes to Financial Statements.

12	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	$48,206
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	12,529
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	227,025	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	40,000	40,503
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	20,000	21,368
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	10,000	11,017
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	11,864
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	67,360
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	40,000	45,391
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	60,000	83,964
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	40,000	48,898
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	11,132
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	120,166
MPLX LP, Senior Notes	4.700%	4/15/48	140,000	141,540
MPLX LP, Senior Notes	5.500%	2/15/49	80,000	88,791
Noble Energy Inc., Senior Notes	3.850%	1/15/28	40,000	38,671
Noble Energy Inc., Senior Notes	3.250%	10/15/29	10,000	9,111
Noble Energy Inc., Senior Notes	6.000%	3/1/41	40,000	39,091
Noble Energy Inc., Senior Notes	4.950%	8/15/47	30,000	26,849
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	32,000	31,900
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	150,000	146,996
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	10,000	9,627
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	110,000	102,607
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	100,000	98,500
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	160,000	137,035
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	9,147
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	73,575
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	39,010
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	10,000	7,332
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	66,588
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	140,000	119,024
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	58,931
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	49,350
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	30,000	26,245
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	40,000	27,969

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	60,000	$40,725
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	33,923
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.398%	2/8/21	130,000	128,083	(c)
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	644,000	670,249
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	430,000	479,921
Petrobras Global Finance BV, Senior Notes	6.900%	3/19/49	30,000	31,665
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	150,000	141,764
Range Resources Corp., Senior Notes	5.000%	3/15/23	150,000	129,467
Range Resources Corp., Senior Notes	4.875%	5/15/25	40,000	30,325
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	110,000	123,938
Shell International Finance BV, Senior Notes	2.875%	5/10/26	140,000	153,821
Shell International Finance BV, Senior Notes	2.750%	4/6/30	80,000	86,918
Shell International Finance BV, Senior Notes	4.550%	8/12/43	10,000	12,469
Shell International Finance BV, Senior Notes	4.375%	5/11/45	160,000	197,171
Shell International Finance BV, Senior Notes	4.000%	5/10/46	40,000	46,844
Shell International Finance BV, Senior Notes	3.250%	4/6/50	150,000	160,259
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	72,631
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	10,000	9,596
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	19,331	(a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	210,000	215,660	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	66,574
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	18,800
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	270,000	260,921
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	10,000	8,150

See Notes to Financial Statements.

14	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	$43,512
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	30,000	27,543	(c)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	110,000	118,294
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	50,000	52,904
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	70,000	74,988
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	38,461
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	160,000	207,134
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	40,000	43,822
WPX Energy Inc., Senior Notes	6.000%	1/15/22	10,000	10,085
WPX Energy Inc., Senior Notes	8.250%	8/1/23	70,000	77,955
Total Oil, Gas & Consumable Fuels				10,886,287
Total Energy				10,921,954
Financials — 15.6%
Banks — 11.7%
Banco Actinver SA/Grupo GICSA SAB de CV, Senior Secured Notes	4.800%	12/18/32	490,000	366,887	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	213,105
Banco Santander SA, Senior Notes	2.746%	5/28/25	400,000	415,001
Banco Santander SA, Senior Notes	4.379%	4/12/28	200,000	223,606
Bank of America Corp., Senior Notes	3.300%	1/11/23	90,000	96,090
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	168,981
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	90,000	95,440	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	323,000	339,444	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	861,000	959,664	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	190,000	203,181	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	130,000	145,800	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	50,000	60,600	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	110,000	$128,172	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	330,000	415,438	(c)
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	130,000	143,657
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	46,085
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	210,000	241,084
Bank of Montreal, Senior Notes	1.850%	5/1/25	160,000	165,763
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	32,314	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	80,594
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	200,000	203,645
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	810,000	882,292
BNP Paribas SA, Senior Notes	4.400%	8/14/28	200,000	230,860	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	205,042	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	360,000	398,842	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	224,446	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	80,000	80,305
CIT Group Inc., Senior Notes	4.750%	2/16/24	60,000	60,950
CIT Group Inc., Senior Notes	5.250%	3/7/25	60,000	62,319
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	40,000	39,793	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	20,000	20,049	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	64,154
Citigroup Inc., Senior Notes	4.650%	7/30/45	145,000	187,248
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	90,000	91,857	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	445,316	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	70,000	75,424	(c)

See Notes to Financial Statements.

16	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	$130,676	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	20,000	21,318
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	11,206
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	80,000	90,988
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	660,000	753,973
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	192,697
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	17,271
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	89,185
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	390,000	430,548
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	250,000	281,569
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	250,000	253,948	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	210,215	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	200,000	200,690	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	200,000	203,207	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	200,000	208,185	(a)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	200,000	205,413	(b)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	220,000	244,442
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	200,000	240,886
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	230,000	232,645	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	250,000	277,733	(c)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	200,000	231,221	(c)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	200,000	203,879	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	200,000	205,852	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	470,000	481,850	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	250,000	252,838
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	40,000	40,502
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	240,000	244,110	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	150,000	$155,971	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	80,000	84,672	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	43,283	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	300,000	335,443	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	220,000	242,534	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	140,000	164,316	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	60,000	71,908	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	60,000	66,565
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	50,000	58,264
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	170,000	229,066
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	217,514	(c)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	100,000	114,037
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	330,000	341,177	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	100,000	100,585
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	40,000	40,962
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	140,000	143,677
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	80,000	80,195
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	217,367	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	130,000	145,711
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	430,000	470,874
Santander Holdings USA Inc., Senior Notes	4.500%	7/17/25	70,000	75,778

See Notes to Financial Statements.

18	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	240,000	$244,140
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	256,371
Swedbank AB, Senior Notes	1.300%	6/2/23	200,000	202,548	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	130,000	133,578
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	150,000	150,928
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	81,017
UniCredit SpA, Senior Notes	6.572%	1/14/22	430,000	454,423	(a)
US Bancorp, Senior Notes	1.450%	5/12/25	180,000	185,612
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/31/20	260,000	258,523	(b)(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	60,000	65,602
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	190,000	207,235
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	247,328
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	150,000	155,273	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	60,000	72,677	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	720,000	1,003,766	(c)
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	50,000	56,431
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	350,000	402,041
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	220,000	272,894
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	300,000	385,800
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	40,000	47,774
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	170,000	218,233
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	110,000	110,941
Total Banks				22,383,529
Capital Markets — 2.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	50,000	51,836
Credit Suisse AG, Senior Notes	2.950%	4/9/25	250,000	271,624
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	370,000	375,171	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	285,775	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	250,000	287,688
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	200,000	210,046

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	100,000	$106,145
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	40,000	44,126
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	190,000	207,094
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	100,000	109,770
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	100,000	110,057
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	150,131
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	170,000	222,398
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	150,000	168,135	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	60,000	67,874	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	260,000	302,712	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	100,000	112,650
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	190,000	276,932
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	184,883
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	230,000	239,752	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	160,000	169,700	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	270,000	309,084	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	230,000	262,029	(c)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	30,000	45,840	(c)
UBS AG, Senior Notes	1.750%	4/21/22	200,000	203,876	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	350,000	363,806	(a)(b)(c)
UBS Group AG, Senior Notes	4.253%	3/23/28	300,000	340,654	(a)
Total Capital Markets				5,479,788
Diversified Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	150,000	151,756

See Notes to Financial Statements.

20	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	90,000	$92,136
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	90,000	96,731
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	30,000	31,577
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	250,000	253,722	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	90,000	84,522	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	10,000	9,129	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	50,000	45,778	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	200,000	201,979	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	150,000	154,674	(a)
Total Diversified Financial Services				1,122,004
Insurance — 0.4%
American International Group Inc., Senior Notes	2.500%	6/30/25	40,000	42,393
American International Group Inc., Senior Notes	3.750%	7/10/25	130,000	144,022
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	150,000	192,594
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	40,000	40,194
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	30,131	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	60,000	60,190	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	30,122	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	12,057	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	230,000	296,424	(a)
Total Insurance				848,127
Total Financials				29,833,448
Health Care — 4.3%
Biotechnology — 0.8%
AbbVie Inc., Senior Notes	2.300%	11/21/22	300,000	310,458	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	20,000	21,752
AbbVie Inc., Senior Notes	2.600%	11/21/24	350,000	371,792	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	170,000	188,812	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Biotechnology — continued
AbbVie Inc., Senior Notes	3.600%	5/14/25	90,000	$99,584
AbbVie Inc., Senior Notes	2.950%	11/21/26	70,000	76,201	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	190,000	209,910	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	10,000	12,176	(a)
Amgen Inc., Senior Notes	4.663%	6/15/51	29,000	38,732
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	30,000	30,109
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	50,000	55,689
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	50,000	57,276
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	67,684
Total Biotechnology				1,540,175
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	86,000	100,143
Abbott Laboratories, Senior Notes	4.750%	11/30/36	80,000	108,502
Abbott Laboratories, Senior Notes	4.900%	11/30/46	40,000	57,522
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	150,000	161,977
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	31,000	34,218
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	8,000	9,874
Medtronic Inc., Senior Notes	3.500%	3/15/25	74,000	83,560
Total Health Care Equipment & Supplies				555,796
Health Care Providers & Services — 2.1%
Aetna Inc., Senior Notes	2.800%	6/15/23	30,000	31,652
Anthem Inc., Senior Notes	2.950%	12/1/22	90,000	94,923
Anthem Inc., Senior Notes	3.350%	12/1/24	50,000	54,933
Anthem Inc., Senior Notes	3.650%	12/1/27	90,000	102,608
Centene Corp., Senior Notes	4.750%	5/15/22	70,000	70,943
Centene Corp., Senior Notes	5.375%	6/1/26	10,000	10,407	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	10,000	10,575
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	10,113
Cigna Corp., Senior Notes	3.400%	9/17/21	90,000	93,012
Cigna Corp., Senior Notes	3.750%	7/15/23	127,000	137,934
Cigna Corp., Senior Notes	4.125%	11/15/25	70,000	80,505
Cigna Corp., Senior Notes	4.375%	10/15/28	160,000	189,489
CVS Health Corp., Senior Notes	3.350%	3/9/21	43,000	43,856
CVS Health Corp., Senior Notes	2.750%	12/1/22	60,000	62,632
CVS Health Corp., Senior Notes	3.700%	3/9/23	250,000	268,584
CVS Health Corp., Senior Notes	4.100%	3/25/25	130,000	147,115
CVS Health Corp., Senior Notes	3.875%	7/20/25	160,000	179,935
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	33,739
CVS Health Corp., Senior Notes	4.300%	3/25/28	620,000	725,605

See Notes to Financial Statements.

22	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	3.750%	4/1/30	90,000	$103,900
CVS Health Corp., Senior Notes	4.125%	4/1/40	20,000	23,690
CVS Health Corp., Senior Notes	5.125%	7/20/45	150,000	193,570
CVS Health Corp., Senior Notes	5.050%	3/25/48	40,000	52,482
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	21,481
HCA Inc., Senior Notes	5.375%	9/1/26	80,000	87,296
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	111,856
HCA Inc., Senior Notes	3.500%	9/1/30	10,000	9,644
HCA Inc., Senior Secured Notes	5.250%	4/15/25	30,000	34,428
HCA Inc., Senior Secured Notes	5.250%	6/15/26	30,000	34,701
HCA Inc., Senior Secured Notes	4.500%	2/15/27	40,000	44,635
HCA Inc., Senior Secured Notes	5.500%	6/15/47	30,000	36,617
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	22,785
Humana Inc., Senior Notes	3.950%	3/15/27	320,000	363,341
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	100,000	100,087
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	60,000	62,228
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	10,000	10,467
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	30,000	32,700
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	40,000	45,605
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	20,000	20,385
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	40,000	47,952
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	31,450
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	25,610
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	26,255
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	100,000	118,526
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	61,389
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	30,000	32,189
Total Health Care Providers & Services				4,103,829
Pharmaceuticals — 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	70,000	70,481	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	40,000	42,067	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	10,260	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	100,000	101,920	(a)
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	110,000	114,398	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	210,000	227,424	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	20,000	22,767	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	160,000	179,695	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	90,000	104,934	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	110,000	$153,794	(a)
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	90,000	89,892
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	50,000	50,012
Pfizer Inc., Senior Notes	0.800%	5/28/25	120,000	120,037
Pfizer Inc., Senior Notes	2.625%	4/1/30	90,000	99,272
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	71,252
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	10,000	9,960
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	70,000	67,706
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	30,000	30,037
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	270,000	265,117
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	150,000	142,119
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	80,000	71,730
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	14,617
Total Pharmaceuticals				2,059,491
Total Health Care				8,259,291
Industrials — 3.7%
Aerospace & Defense — 1.3%
Boeing Co., Senior Notes	4.875%	5/1/25	270,000	294,560
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	20,395
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	39,106
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	48,308
Boeing Co., Senior Notes	3.200%	3/1/29	130,000	128,803
Boeing Co., Senior Notes	5.150%	5/1/30	130,000	145,232
Boeing Co., Senior Notes	3.250%	2/1/35	140,000	127,797
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	18,261
Boeing Co., Senior Notes	5.705%	5/1/40	100,000	114,188
Boeing Co., Senior Notes	3.750%	2/1/50	80,000	71,955
Boeing Co., Senior Notes	5.805%	5/1/50	240,000	284,084
Boeing Co., Senior Notes	5.930%	5/1/60	90,000	107,182
General Dynamics Corp., Senior Notes	3.250%	4/1/25	20,000	22,195
General Dynamics Corp., Senior Notes	3.500%	5/15/25	20,000	22,389
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	12,485
General Dynamics Corp., Senior Notes	4.250%	4/1/50	40,000	52,005
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	10,000	10,638

See Notes to Financial Statements.

24	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	60,000	$69,029
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	39,051
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	150,000	162,340
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	180,000	201,436
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	60,000	86,442
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	40,000	43,250	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	80,000	91,089
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	70,000	82,510
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	70,000	73,065
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	30,000	37,445
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	30,000	31,661	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	50,000	49,962	(a)
Total Aerospace & Defense				2,486,863
Airlines — 0.5%
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	110,000	106,994
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	60,000	56,853
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	30,000	26,815
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	50,000	40,590
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	140,000	135,587
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	440,000	454,660	(a)
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	27,752	27,259
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	90,000	90,254	(a)(d)
United Airlines Pass-Through Trust	5.375%	8/15/21	19,790	18,891
United Airlines Pass-Through Trust	4.750%	4/11/22	49,052	43,612
United Airlines Pass-Through Trust	4.625%	9/3/22	40,662	35,888
Total Airlines				1,037,403
Building Products — 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	20,000	20,400	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	60,000	61,411	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	10,000	10,202	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	130,000	130,833	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	50,000	49,945	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	40,000	39,196	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	50,000	49,439	(a)
Total Building Products				361,426
Commercial Services & Supplies — 0.4%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	180,000	187,023

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	160,000	$181,982
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	50,000	50,531	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	80,000	85,146
Waste Management Inc., Senior Notes	3.500%	5/15/24	20,000	21,811
Waste Management Inc., Senior Notes	3.200%	6/15/26	40,000	41,018
Waste Management Inc., Senior Notes	3.450%	6/15/29	30,000	30,926
Waste Management Inc., Senior Notes	4.000%	7/15/39	50,000	51,502
Waste Management Inc., Senior Notes	4.150%	7/15/49	60,000	75,369
Total Commercial Services & Supplies				725,308
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	220,000	231,505
Eaton Corp., Senior Notes	4.150%	11/2/42	20,000	23,678
Total Electrical Equipment				255,183
Industrial Conglomerates — 0.6%
3M Co., Senior Notes	2.375%	8/26/29	80,000	86,530
3M Co., Senior Notes	3.050%	4/15/30	20,000	22,671
3M Co., Senior Notes	3.700%	4/15/50	100,000	119,453
General Electric Co., Senior Notes	3.450%	5/1/27	20,000	20,488
General Electric Co., Senior Notes	3.625%	5/1/30	40,000	40,128
General Electric Co., Senior Notes	6.750%	3/15/32	60,000	73,055
General Electric Co., Senior Notes	5.875%	1/14/38	30,000	33,899
General Electric Co., Senior Notes	6.875%	1/10/39	451,000	554,667
General Electric Co., Senior Notes	4.250%	5/1/40	30,000	29,912
General Electric Co., Senior Notes	4.350%	5/1/50	50,000	49,532
Honeywell International Inc., Senior Notes	1.350%	6/1/25	60,000	61,492
Total Industrial Conglomerates				1,091,827
Machinery — 0.2%
Deere & Co., Senior Notes	3.100%	4/15/30	10,000	11,353
Deere & Co., Senior Notes	3.750%	4/15/50	100,000	123,605
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	40,000	42,011	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	40,000	41,835	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	120,000	126,343	(a)
Total Machinery				345,147
Road & Rail — 0.3%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	70,000	79,294
Union Pacific Corp., Senior Notes	3.950%	9/10/28	190,000	225,901

See Notes to Financial Statements.

26	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Road & Rail — continued
Union Pacific Corp., Senior Notes	3.839%	3/20/60	180,000	$209,145
Union Pacific Corp., Senior Notes	3.750%	2/5/70	40,000	44,821
Total Road & Rail				559,161
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	50,000	50,142
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	20,000	19,984
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	10,000	10,519
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	20,000	20,531
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	103,482
Total Trading Companies & Distributors				204,658
Total Industrials				7,066,976
Information Technology — 2.3%
Communications Equipment — 0.0%††
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	30,000	39,535
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	200,000	216,700
Mastercard Inc., Senior Notes	3.850%	3/26/50	20,000	24,997
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	80,000	81,619
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	70,000	72,446
Visa Inc., Senior Notes	3.150%	12/14/25	150,000	167,214
Visa Inc., Senior Notes	4.300%	12/14/45	130,000	172,228
Total IT Services				735,204
Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Inc., Senior Notes	2.250%	11/15/23	110,000	113,746	(a)
Broadcom Inc., Senior Notes	4.700%	4/15/25	200,000	225,595	(a)
Broadcom Inc., Senior Notes	3.150%	11/15/25	170,000	181,156	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	40,000	45,477
Intel Corp., Senior Notes	4.600%	3/25/40	40,000	52,980
Intel Corp., Senior Notes	4.750%	3/25/50	260,000	368,190
Intel Corp., Senior Notes	4.950%	3/25/60	90,000	132,895
Micron Technology Inc., Senior Notes	2.497%	4/24/23	80,000	83,211
NVIDIA Corp., Senior Notes	2.850%	4/1/30	40,000	44,593
NVIDIA Corp., Senior Notes	3.500%	4/1/40	110,000	128,766
NVIDIA Corp., Senior Notes	3.500%	4/1/50	300,000	344,730

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp., Senior Notes	3.700%	4/1/60	70,000	$83,670
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	50,000	52,496	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	50,000	50,875
Total Semiconductors & Semiconductor Equipment				1,908,380
Software — 0.7%
Microsoft Corp., Senior Notes	1.550%	8/8/21	150,000	152,084
Microsoft Corp., Senior Notes	2.400%	2/6/22	210,000	216,798
Microsoft Corp., Senior Notes	2.875%	2/6/24	200,000	215,694
Microsoft Corp., Senior Notes	2.700%	2/12/25	70,000	76,358
Microsoft Corp., Senior Notes	2.400%	8/8/26	170,000	185,700
Microsoft Corp., Senior Notes	3.300%	2/6/27	220,000	251,953
Microsoft Corp., Senior Notes	3.450%	8/8/36	10,000	12,100
Microsoft Corp., Senior Notes	2.525%	6/1/50	110,000	115,332
Microsoft Corp., Senior Notes	3.950%	8/8/56	42,000	54,153
Microsoft Corp., Senior Notes	2.675%	6/1/60	8,000	8,374
salesforce.com Inc., Senior Notes	3.250%	4/11/23	50,000	53,756
salesforce.com Inc., Senior Notes	3.700%	4/11/28	30,000	35,044
Total Software				1,377,346
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	2.000%	11/13/20	110,000	110,703
Apple Inc., Senior Notes	1.550%	8/4/21	10,000	10,149
Apple Inc., Senior Notes	1.125%	5/11/25	200,000	204,456
Apple Inc., Senior Notes	2.450%	8/4/26	100,000	108,739
Total Technology Hardware, Storage & Peripherals				434,047
Total Information Technology				4,494,512
Materials — 1.2%
Metals & Mining — 1.2%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	300,000	315,152	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	110,000	109,078
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	210,000	228,045
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	190,000	256,098
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	170,000	235,456
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	70,000	70,156
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	10,000	10,189
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	9,913
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	100,000	98,339

See Notes to Financial Statements.

28	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	20,000	$20,660	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	60,000	64,195	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	50,000	53,651	(a)
Glencore Funding LLC, Senior Notes	4.625%	4/29/24	130,000	143,599	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	80,000	85,865	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	96,256	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	290,000	344,630
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	10,608
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	149,000	195,309
Total Materials				2,347,199
Utilities — 0.9%
Electric Utilities — 0.8%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	97,000	140,304
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	110,000	152,750
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	220,000	238,047
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	30,304
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	200,000	226,596
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	240,000	350,955
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	150,000	190,397
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	130,000	130,533
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	40,000	39,686
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	50,000	49,042
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	20,000	19,543
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	20,000	19,380
Total Electric Utilities				1,587,537
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	40,000	45,520
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	20,000	24,185
Total Multi-Utilities				69,705
Total Utilities				1,657,242
Total Corporate Bonds & Notes (Cost — $75,476,548)				81,686,478
Mortgage-Backed Securities — 18.2%
FHLMC — 6.0%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	6/1/38-1/1/49	1,517,044	1,656,016

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	6/1/46-6/1/48	636,844	$690,193
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	10/1/48-3/1/50	836,539	914,257
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/49	277,117	299,672
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/41	274,790	314,581
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/43-3/1/45	792,788	857,535
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	6/1/43	3,427,439	3,740,935
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-5/1/47	2,607,253	2,821,938
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/48-4/1/49	199,449	218,353
Total FHLMC				11,513,480
FNMA — 8.8%
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	59,184	67,820
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	40,000	46,305
Federal National Mortgage Association (FNMA)	2.260%	4/1/30	99,676	108,168
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	200,000	224,944
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	100,000	112,519
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	100,000	113,325
Federal National Mortgage Association (FNMA)	2.000%	7/1/35-7/1/50	3,300,000	3,400,805	(e)
Federal National Mortgage Association (FNMA)	4.000%	10/1/40-6/1/57	1,829,441	2,028,328
Federal National Mortgage Association (FNMA)	3.500%	3/1/43-3/1/57	1,608,538	1,750,694
Federal National Mortgage Association (FNMA)	3.000%	7/1/46-6/1/50	2,808,319	3,026,002
Federal National Mortgage Association (FNMA)	4.500%	6/1/48-9/1/57	2,386,018	2,619,730

See Notes to Financial Statements.

30	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.000%	8/1/48-8/1/49	1,472,063		$1,609,065
Federal National Mortgage Association (FNMA)	2.500%	7/1/50	1,700,000		1,772,383	(e)
Total FNMA					16,880,088
GNMA — 3.4%
Government National Mortgage Association (GNMA)	3.000%	9/15/42-10/15/42	212,586		226,159
Government National Mortgage Association (GNMA)	3.500%	5/15/50	99,852		107,478
Government National Mortgage Association (GNMA) II	3.500%	3/20/45-10/20/47	1,930,431		2,065,918
Government National Mortgage Association (GNMA) II	4.000%	10/20/45-11/20/49	1,270,025		1,374,808
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	157,797		167,611
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-4/20/49	1,438,667		1,546,581
Government National Mortgage Association (GNMA) II	5.000%	1/20/49	377,108		410,210
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	500,000		526,367	(e)
Total GNMA					6,425,132
Total Mortgage-Backed Securities (Cost — $33,535,999)					34,818,700
Sovereign Bonds — 11.5%
Argentina — 0.3%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	9,410,000	ARS	68,071	(f)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	350,000		145,430	*(g)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	310,000		126,074	*(g)
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/29 then 5.250%)	3.750%	12/31/38	380,000		149,832	*(g)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	160,000		68,002	*(a)(g)
Total Argentina					557,409
Brazil — 1.3%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	2,228,000	BRL	425,315

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	6,348,000	BRL	$1,326,677
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	276,000	BRL	60,303
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	200,000		209,539
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	510,000		491,790
Total Brazil					2,513,624
China — 1.6%
China Government Bond, Senior Notes	3.390%	5/21/25	1,500,000	CNH	220,816	(h)
China Government Bond, Senior Notes	3.310%	11/30/25	7,500,000	CNH	1,103,510	(h)
China Government Bond, Senior Notes	3.290%	5/23/29	12,000,000	CNY	1,745,165
Total China					3,069,491
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	240,000		289,031
Egypt — 0.1%
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	200,000		205,000	(a)
Indonesia — 1.1%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	390,000		405,754	(h)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	300,000		339,128
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	290,000		302,598
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	13,823,000,000	IDR	970,561
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	2,348,000,000	IDR	162,774
Total Indonesia					2,180,815
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	200,000		221,048
Italy — 1.3%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	2,200,000	EUR	2,548,080	(h)
Kenya — 0.1%
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	200,000		203,735	(h)

See Notes to Financial Statements.

32	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†		Value
Kuwait — 0.3%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	470,000		$525,549	(a)
Mexico — 2.5%
Mexican Bonos, Bonds	10.000%	12/5/24	2,000,000	MXN	104,781
Mexican Bonos, Bonds	8.000%	11/7/47	53,650,000	MXN	2,617,668
Mexican Bonos, Senior Notes	7.750%	11/13/42	38,000,000	MXN	1,807,424
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	230,000		239,613
Total Mexico					4,769,486
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000		190,900	(a)
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	120,000		189,815
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	220,000		244,653
Qatar — 0.4%
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	330,000		435,143	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	200,000		248,036	(a)
Total Qatar					683,179
Russia — 1.8%
Russian Federal Bond — OFZ	7.000%	8/16/23	53,550,000	RUB	802,007
Russian Federal Bond — OFZ	8.150%	2/3/27	7,520,000	RUB	121,914
Russian Federal Bond — OFZ	7.050%	1/19/28	67,452,000	RUB	1,035,136
Russian Federal Bond — OFZ	6.900%	5/23/29	19,830,000	RUB	301,715
Russian Federal Bond — OFZ	7.650%	4/10/30	43,880,000	RUB	699,151
Russian Federal Bond — OFZ	7.700%	3/16/39	23,730,000	RUB	390,514
Total Russia					3,350,437
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	260,000		269,066	(a)
Total Sovereign Bonds (Cost — $24,165,700)					22,011,318
Collateralized Mortgage Obligations (i) — 10.4%
Banc of America Funding Trust, 2015-R4 6A1 (1 mo. USD LIBOR + 0.140%)	0.308%	8/27/36	16,425		16,457	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Banc of America Funding Trust, 2015-R4 6A2 (1 mo. USD LIBOR + 0.140%)	0.308%	8/27/36	780,000	$781,163	(a)(c)
Bank, 2017-BNK5 A5	3.390%	6/15/60	640,000	714,372
Bank, 2017-BNK7 A5	3.435%	9/15/60	190,000	213,347
Bank, 2017-BNK7 XA, IO	0.922%	9/15/60	3,206,973	130,872	(c)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	0.468%	5/28/36	454,972	454,566	(a)(c)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	360,000	358,634	(a)(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	506,308	(c)
BX Commercial Mortgage Trust, 2018-IND G (1 mo. USD LIBOR + 2.050%)	2.235%	11/15/35	238,000	230,498	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-2A B1	0.956%	5/25/35	169,095	124,018	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A1 (1 mo. USD LIBOR + 0.250%)	0.435%	8/25/35	497,790	481,881	(a)(c)
Chevy Chase Mortgage Funding Corp., 2004-3A A2 (1 mo. USD LIBOR + 0.300%)	0.485%	8/25/35	543,161	527,871	(a)(c)
CORE Mortgage Trust, 2019-CORE A (1 mo. USD LIBOR + 0.880%)	1.065%	12/15/31	490,000	485,045	(a)(c)
CSMC Trust, 2014-USA F	4.373%	9/15/37	640,000	480,660	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.535%	7/15/32	800,000	498,035	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	959,610	999,298	(a)(c)
CSMC Trust, 2019-AFC1 A1	2.573%	7/25/49	476,875	488,489	(a)
CSMC Trust, 2019-RIO A	3.208%	12/15/21	480,000	441,656	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	170,000	202,138
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	1,088,799	75,595	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	1,999,528	132,528	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2020-DNA3	1.671%	6/25/50	480,000	480,000	(a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.245%	2/15/37	2,390,945	566,425	(c)

See Notes to Financial Statements.

34	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.365%	2/15/38	44,427	$2,688	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 M2 (1 mo. USD LIBOR + 3.450%)	3.635%	10/25/29	460,000	470,866	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-HRP1 B1 (1 mo. USD LIBOR + 4.600%)	4.785%	12/25/42	670,000	632,691	(c)
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M2 (1 mo. USD LIBOR + 4.250%)	4.435%	1/25/29	395,715	412,978	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1M2 (1 mo. USD LIBOR + 2.150%)	2.335%	10/25/30	441,869	438,170	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.435%	1/25/31	200,000	200,726	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.552%	2/25/43	85,085	95,291	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	99,991	112,729	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	100,000	119,999
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	199,971	217,808	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	6.456%	12/25/36	2,045,193	509,148	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	2.834%	8/25/55	379,142	19,082	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.916%	9/25/46	692,128	143,823	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	100,000	99,437	(f)(j)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	148,656	153,475	(a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.860%	3/20/42	632,375	150,852	(c)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.405%	4/16/42	344,878	$88,339	(c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.499%	10/16/54	5,232,537	102,487	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.694%	11/16/47	93,751	99,235	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	2.580%	6/16/48	34,794	36,459	(c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.700%	8/16/54	1,595,293	58,256	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	239,624	38,135
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	1,713,924	308,120
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	10/16/46	368,986	103,527	(c)
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	88,861	95,550
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. USD LIBOR + 0.500%)	0.803%	6/20/69	294,202	294,062	(c)
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.340%	5/20/70	200,135	208,995	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.440%	4/20/70	98,163	100,900	(c)
GS Mortgage Securities Corp. II, 2018- SRP5 A (1 mo. USD LIBOR + 1.300%)	1.485%	9/15/31	530,000	508,165	(a)(c)
GS Mortgage Securities Corp. II, 2018- SRP5 B (1 mo. USD LIBOR + 2.500%)	2.685%	9/15/31	530,000	501,081	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.935%	5/15/28	128,833	126,429	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016-JP2 A4	2.822%	8/15/49	200,000	213,747
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	73,938	75,953	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	261,558	268,668	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	402,941	412,418	(a)(c)

See Notes to Financial Statements.

36	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (i) — continued
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	1,213	$1,212
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.461%	12/12/49	27,313	16,688	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.850%)	1.035%	11/15/34	281,410	262,863	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.400%)	1.585%	5/15/36	330,000	294,179	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.461%	4/26/47	180,577	179,132	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A2 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.461%	4/26/47	730,000	689,798	(a)(c)
Morgan Stanley Resecuritization Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.260%)	0.688%	4/26/47	127,411	126,466	(a)(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	724,369	775,314	(a)(c)
New Residential Mortgage Loan Trust, 2017-6A A1	4.000%	8/27/57	425,942	457,441	(a)(c)
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	2.330%	7/26/37	157,117	157,099	(a)(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	76,898	75,866	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA	1.403%	3/15/50	2,157,922	142,027	(c)
Total Collateralized Mortgage Obligations (Cost — $20,133,396)				19,988,230
Senior Loans — 4.8%
Communication Services — 1.0%
Diversified Telecommunication Services — 0.2%
Level 3 Financing Inc., 2027 Term Loan B (3 mo. USD LIBOR + 1.750%)	1.928%	3/1/27	175,411	166,201	(c)(k)(l)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.685%	1/31/28	240,000	230,280	(c)(k)(l)
Total Diversified Telecommunication Services				396,481
Entertainment — 0.0%††
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.178%	10/7/24	92,468	92,249	(c)(k)(l)
Media — 0.7%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.930%	4/30/25	222,441	215,242	(c)(k)(l)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.930%	2/1/27	39,799	$38,362	(c)(k)(l)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	5/1/26	91,638	84,842	(c)(k)(l)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.923%	9/18/26	269,417	256,956	(c)(k)(l)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	3.872%	1/31/26	129,836	124,805	(c)(k)(l)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	12/17/26	109,400	104,751	(c)(k)(l)
Univision Communications Inc.	—	3/16/26	20,000	18,717	(m)
Univision Communications Inc., 2020 Replacement Term Loan (1 mo. USD LIBOR + 3.75%)	4.750%	3/15/24	267,662	248,702	(c)(k)(l)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.685%	4/30/28	200,000	189,500	(c)(k)(l)
Total Media				1,281,877
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.685%	4/15/27	39,900	38,045	(c)(k)(l)
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	4/1/27	150,000	150,000	(c)(k)(l)(m)
Total Wireless Telecommunication Services				188,045
Total Communication Services				1,958,652
Consumer Discretionary — 0.9%
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (3 mo. USD LIBOR + 3.750%)	3.930%	12/6/25	29,550	27,777	(c)(j)(k)(l)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	219,006	211,067	(c)(k)(l)
Hotels, Restaurants & Leisure — 0.7%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	11/19/26	257,553	244,868	(c)(k)(l)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.75%)	2.928%	7/31/24	68,564	64,835	(c)(k)(l)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	1/15/27	144,638	136,682	(c)(k)(l)
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.928%	12/23/24	67,085	60,116	(c)(k)(l)

See Notes to Financial Statements.

38	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.178%	11/30/23	89,153	$84,919	(c)(k)(l)
Golden Nugget Inc., First Initial Term Loan	3.250%	10/4/23	135,210	112,021	(c)(k)(l)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.935%	6/22/26	188,276	176,509	(c)(k)(l)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.678%	5/29/26	79,044	76,031	(c)(k)(l)
Scientific Games International Inc., Initial Term Loan B5	2.928-3.612%	8/14/24	173,246	153,583	(c)(k)(l)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.930%	9/20/24	240,625	227,391	(c)(j)(k)(l)
Total Hotels, Restaurants & Leisure				1,336,955
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	233,015	188,257	(c)(k)(l)
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	65,263	59,988	(c)(k)(l)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	29,801	14,441	(c)(k)(l)
Total Specialty Retail				262,686
Total Consumer Discretionary				1,838,485
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.428%	1/29/27	90,000	84,975	(c)(k)(l)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	3.072%	9/13/26	59,850	56,483	(c)(k)(l)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.928%	6/27/23	59,844	55,804	(c)(k)(l)
Total Consumer Staples				197,262
Financials — 0.7%
Capital Markets — 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.180%	7/21/25	29,178	27,981	(c)(k)(l)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.808%	2/1/27	59,152	57,107	(c)(k)(l)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.178%	7/3/24	128,637	123,492	(c)(k)(l)
Total Capital Markets				208,580

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.4%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.928%	2/27/26	59,850	$58,403	(c)(k)(l)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	180,000	175,219	(c)(k)(l)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	1/31/25	68,876	67,211	(c)(k)(l)
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.928%	2/5/27	199,000	194,979	(c)(k)(l)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	53,778	50,592	(c)(k)(l)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.928%	11/16/26	76,911	74,043	(c)(k)(l)
UFC Holdings LLC, Term Loan B (6 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	153,140	146,376	(c)(k)(l)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.188%	3/1/26	53,552	52,303	(c)(k)(l)
Total Diversified Financial Services				819,126
Insurance — 0.2%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.178%	8/4/22	152,269	148,605	(c)(k)(l)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/24	118,340	114,605	(c)(k)(l)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/23	39,790	38,596	(c)(k)(l)
Total Insurance				301,806
Total Financials				1,329,512
Health Care — 1.0%
Health Care Providers & Services — 0.7%
Elanco Animal Health Inc., Term Loan B	—	2/4/27	160,000	153,200	(m)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	—	2/18/27	11,351	10,311	(m)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	48,527	44,079	(c)(k)(l)
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.109%	11/15/27	199,000	192,173	(c)(k)(l)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	137,921	135,914	(c)(k)(l)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.928%	11/17/25	229,705	215,205	(c)(k)(l)

See Notes to Financial Statements.

40	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	230,634	$219,342	(c)(k)(l)
Option Care Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.678%	8/6/26	109,450	106,622	(c)(k)(l)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.435%	3/5/26	89,202	86,135	(c)(k)(l)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	239,400	234,687	(c)(k)(l)
Total Health Care Providers & Services				1,397,668
Health Care Technology — 0.3%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	306,896	297,434	(c)(k)(l)
Change Healthcare Holdings LLC, Closing Date Term Loan (3 mo. USD LIBOR + 2.500%)	3.500%	3/1/24	270,695	260,656	(c)(k)(l)
Total Health Care Technology				558,090
Pharmaceuticals — 0.0%††
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.190%	6/2/25	49,080	47,723	(c)(k)(l)
Total Health Care				2,003,481
Industrials — 0.5%
Airlines — 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.185%	12/14/23	129,082	105,294	(c)(k)(l)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.510%	4/27/23	150,000	147,600	(c)(k)(l)
Total Airlines				252,894
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	7/10/26	185,724	180,307	(c)(k)(l)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	10/1/26	109,450	106,235	(c)(k)(l)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/30/26	48,094	47,373	(c)(k)(l)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	23,859	23,252	(c)(k)(l)
Total Commercial Services & Supplies				357,167

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
Electrical Equipment — 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.750%	8/1/25	79,471	$76,987	(c)(k)(l)
Road & Rail — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.308%	12/30/26	179,550	173,580	(c)(k)(l)
Trading Companies & Distributors — 0.0%††
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688-2.750%	8/15/25	58,800	57,330	(c)(j)(k)(l)
Total Industrials				917,958
Information Technology — 0.3%
IT Services — 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.934%	9/30/24	227,435	221,522	(c)(k)(l)
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	10/16/26	159,600	154,978	(c)(k)(l)
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	150,068	146,504	(c)(k)(l)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.924%	4/29/23	29,574	28,946	(c)(k)(l)
Total Technology Hardware, Storage & Peripherals				175,450
Total Information Technology				551,950
Materials — 0.2%
Containers & Packaging — 0.2%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.177%	10/1/22	100,000	97,687	(c)(k)(l)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.928%	2/4/27	220,377	212,526	(c)(k)(l)
Total Materials				310,213
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.940%	12/20/24	100,000	93,500	(c)(k)(l)
Real Estate Management & Development — 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	26,078	23,775	(c)(k)(l)
Total Real Estate				117,275
Total Senior Loans (Cost — $9,693,525)				9,224,788

See Notes to Financial Statements.

42	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Treasury Inflation Protected Securities — 3.9%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	583,053	$795,698	(n)
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	958,135	1,172,183	(n)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	497,748	644,673
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	530,252	701,148
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	2,078,536	2,773,500
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	1,246,562	1,400,180
Total U.S. Treasury Inflation Protected Securities (Cost — $6,067,150)				7,487,382
U.S. Government & Agency Obligations — 3.0%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	94,747	102,242	(d)
U.S. Government Obligations — 2.9%
U.S. Treasury Bonds	2.000%	2/15/50	820,000	939,380
U.S. Treasury Bonds	1.250%	5/15/50	670,000	643,933
U.S. Treasury Notes	0.500%	6/30/27	3,410,000	3,413,197
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	622,699
Total U.S. Government Obligations				5,619,209
Total U.S. Government & Agency Obligations (Cost — $5,588,605)				5,721,451

			Face Amount†/ Units
Asset-Backed Securities — 2.0%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	400,000	355,032	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	290,000	294,663	(a)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	246,159	265,097	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	280,000	302,028
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. USD LIBOR + 0.900%)	1.085%	1/15/43	470,000	466,838	(a)(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	152,426	164,159
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	270,884	290,065
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. USD LIBOR + 0.290%)	0.603%	6/15/39	502,810	466,929	(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	1,092	547,711	(a)
Sofi Consumer Loan Program LLC, 2017-1 A	3.280%	1/26/26	41,402	41,555	(a)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. USD LIBOR + 0.210%)	0.395%	2/25/37	494,095	$465,084	(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	85,823	91,476
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	88,622	95,270
Total Asset-Backed Securities (Cost — $4,745,289)				3,845,907

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
U.S. Treasury 10-Year Notes Futures, Call @ $138.00	7/24/20	19	19,000	25,234
U.S. Treasury 10-Year Notes Futures, Call @ $139.25	7/24/20	10	10,000	4,688
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	8/21/20	7	7,000	8,203
U.S. Treasury 10-Year Notes Futures, Put @ $136.50	7/24/20	28	28,000	1,313
U.S. Treasury 10-Year Notes Futures, Put @ $138.50	8/21/20	7	7,000	3,500
U.S. Treasury 10-Year Notes Futures, Call @ $139.00	7/24/20	40	40,000	23,750
U.S. Treasury 10-Year Notes Futures, Put @ $137.00	7/24/20	19	19,000	1,188
U.S. Treasury 10-Year Notes Futures, Put @ $138.50	7/24/20	10	10,000	2,656
U.S. Treasury Long-Term Bonds Futures, Call @ $180.00	7/24/20	9	9,000	9,563
U.S. Treasury Long-Term Bonds Futures, Put @ $176.00	7/24/20	13	13,000	8,938
U.S. Treasury Long-Term Bonds Futures, Put @ $179.00	7/24/20	5	5,000	9,453
U.S. Treasury Long-Term Bonds Futures, Call @ $178.00	7/24/20	22	22,000	42,969
Total Exchange-Traded Purchased Options (Cost — $176,609)				141,455

See Notes to Financial Statements.

44	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Security	Counterparty	Expiration Date	Contracts	Notional Amount†		Value
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	160,000	160,000		$5
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	480,000	480,000		16
Interest rate swaption, Put @ 192.00 bps	Morgan Stanley & Co. Inc.	7/30/20	520,000	520,000		15
Interest rate swaption, Put @ 191.00 bps	Morgan Stanley & Co. Inc.	8/19/20	730,000	730,000		203
U.S. Dollar/Euro, Put @ $1.14	Goldman Sachs Group Inc.	9/11/20	2,110,000	2,110,000		16,538
Total OTC Purchased Options (Cost — $75,144)						16,777
Total Purchased Options (Cost — $251,753)						158,232

		Rate	Maturity Date	Face Amount†
Municipal Bonds — 0.0%††
Missouri — 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost — $80,000)		3.229%	5/15/50	80,000		91,506
Non-U.S. Treasury Inflation Protected Securities — 0.0%††
Argentina — 0.0%††
Argentina Treasury Bond (Cost — $53,722)		1.000%	8/5/21	5,624,222	ARS	51,192	(f)

				Shares
Common Stocks — 0.0%††
Communication Services — 0.0%††
Media — 0.0%††
New Cotai LLC/New Cotai Capital Corp., Class B Shares				1		0	*(f)(j)(o)
Energy — 0.0%††
Energy Equipment & Services — 0.0%††
KCAD Holdings I Ltd.				108,106,087		0	*(f)(j)(o)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Security			Shares	Value
Oil, Gas & Consumable Fuels — 0.0%††
MWO Holdings LLC			146	$11,195	*(f)(j)
Total Energy				11,195
Total Common Stocks (Cost — $1,030,181)				11,195
Total Investments before Short-Term Investments (Cost — $180,821,868)				185,096,379

	Rate	Maturity Date	Face Amount†
Short-Term Investments — 2.9%
U.S. Treasury Bills — 1.6%
U.S. Treasury Bills	0.127%	8/18/20	1,330,000	1,329,774	(p)
U.S. Treasury Bills	0.148%	10/15/20	1,700,000	1,699,262	(p)
Total U.S. Treasury Bills (Cost — $3,028,860)				3,029,036

			Shares
Money Market Funds — 1.3%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $2,487,250)	0.109%		2,487,250	2,487,250	(q)
Total Short-Term Investments (Cost — $5,516,110)				5,516,286
Total Investments — 99.4% (Cost — $186,337,978)				190,612,665
Other Assets in Excess of Liabilities — 0.6%				1,084,177
Total Net Assets — 100.0%				$191,696,842

See Notes to Financial Statements.

46	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2020, the Portfolio held TBA securities with a total cost of $5,665,606.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	The coupon payment on these securities is currently in default as of June 30, 2020.

(h)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Security is valued using significant unobservable inputs (Note 1).

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(n)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(o)	Value is less than $1.

(p)	Rate shown represents yield-to-maturity.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At June 30, 2020, the total market value of investments in Affiliated Companies was $2,487,250 and the cost was $2,487,250 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

HEFA	— Health & Educational Facilities Authority

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	$139.50	48	48,000	$(17,250)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	139.75	20	20,000	(5,313)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	140.00	8	8,000	(1,625)
U.S. Treasury 10-Year Notes Futures, Put	7/24/20	135.50	48	48,000	(1,500)
U.S. Treasury 10-Year Notes Futures, Put	7/24/20	138.00	20	20,000	(3,125)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/20	182.00	15	15,000	(8,203)
U.S. Treasury Long-Term Bonds Futures, Call	7/24/20	183.00	11	11,000	(4,297)
U.S. Treasury Long-Term Bonds Futures, Call	8/21/20	186.00	5	5,000	(3,125)
U.S. Treasury Long-Term Bonds Futures, Put	7/24/20	173.00	10	10,000	(2,031)
U.S. Treasury Long-Term Bonds Futures, Put	7/24/20	177.00	10	10,000	(9,844)
Total Exchange-Traded Written Options (Premiums received — $74,710)					$(56,313)

See Notes to Financial Statements.

48	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Schedule of Written Options (cont’d)
OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	890,000	890,000	$0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	2,660,000	2,660,000	0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	2,590,000	2,590,000	0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	3,640,000	3,640,000	0	(a)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	7/24/20	25.52	MXN	1,920,000	1,920,000	(207,135)
Total OTC Written Options (Premiums received — $117,615)							$(207,135)
Total Written Options (Premiums received — $192,325)							$(263,448)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

MXN	— Mexican Peso

At June 30, 2020, the Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	75	12/20	$18,469,867	$18,695,625	$225,758
Euro	2	9/20	283,190	281,338	(1,852)
Euro-BTP	55	9/20	8,695,886	8,890,705	194,819
Euro-OAT	13	9/20	2,422,205	2,448,612	26,407
Mexican Peso	5	9/20	113,145	107,700	(5,445)
U.S. Treasury 2-Year Notes	39	9/20	8,611,294	8,612,297	1,003
U.S. Treasury 5-Year Notes	244	9/20	30,606,523	30,681,094	74,571
U.S. Treasury 10-Year Notes	60	9/20	8,326,745	8,350,313	23,568
U.S. Treasury Ultra Long- Term Bonds	93	9/20	20,139,280	20,288,531	149,251
					688,080
Contracts to Sell:
90-Day Eurodollar	75	3/21	18,684,792	18,712,500	(27,708)
90-Day Eurodollar	31	6/21	7,648,510	7,736,050	(87,540)
90-Day Eurodollar	128	12/21	31,727,631	31,936,000	(208,369)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell: continued
Euro-Bund	87	9/20	$17,132,606	$17,253,859	$(121,253)
Euro-Buxl	7	9/20	1,695,824	1,729,875	(34,051)
Japanese 10-Year Bonds	4	9/20	5,624,976	5,629,081	(4,105)
U.S. Treasury Long-Term Bonds	38	9/20	6,746,747	6,785,375	(38,628)
U.S. Treasury Ultra 10-Year Notes	8	9/20	1,255,439	1,259,875	(4,436)
United Kingdom Long Gilt Bonds	19	9/20	3,236,360	3,240,444	(4,084)
					(530,174)
Net unrealized appreciation on open futures contracts					$157,906

At June 30, 2020, the Portfolio had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	6,790,000	USD	4,867,104	BNP Paribas SA	7/16/20	$134,604
CNH	230,767	USD	32,640	BNP Paribas SA	7/16/20	(30)
EUR	210,000	USD	238,770	BNP Paribas SA	7/16/20	(2,753)
EUR	640,000	USD	727,601	BNP Paribas SA	7/16/20	(8,310)
EUR	2,340,000	USD	2,625,012	BNP Paribas SA	7/16/20	4,896
EUR	2,390,000	USD	2,684,926	BNP Paribas SA	7/16/20	1,177
USD	1,124,974	CAD	1,540,000	BNP Paribas SA	7/16/20	(9,434)
USD	3,060,805	CAD	4,190,000	BNP Paribas SA	7/16/20	(25,669)
USD	1,564,890	CNH	11,114,634	BNP Paribas SA	7/16/20	(5,721)
USD	800,788	CNY	5,690,000	BNP Paribas SA	7/16/20	(2,857)
USD	21,865	EUR	20,000	BNP Paribas SA	7/16/20	(613)
USD	621,012	EUR	570,000	BNP Paribas SA	7/16/20	(19,607)
USD	1,269,234	EUR	1,161,000	BNP Paribas SA	7/16/20	(35,605)
EUR	160,000	USD	174,466	Citibank N.A.	7/16/20	5,357
GBP	1,824,673	USD	2,265,404	Citibank N.A.	7/16/20	(4,217)
IDR	25,051,825,883	USD	1,515,537	Citibank N.A.	7/16/20	234,931
MXN	2,500,000	USD	109,585	Citibank N.A.	7/16/20	(1,051)
MXN	10,000,000	USD	414,781	Citibank N.A.	7/16/20	19,354
MXN	21,368,991	USD	841,514	Citibank N.A.	7/16/20	86,190
PHP	6,980,000	USD	136,809	Citibank N.A.	7/16/20	3,176
PHP	8,875,706	USD	175,337	Citibank N.A.	7/16/20	2,667
PHP	27,320,000	USD	537,170	Citibank N.A.	7/16/20	10,737

See Notes to Financial Statements.

50	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PHP	34,990,000	USD	687,591	Citibank N.A.	7/16/20	$14,139
USD	202,697	EUR	180,000	Citibank N.A.	7/16/20	396
USD	218,174	EUR	200,000	Citibank N.A.	7/16/20	(6,604)
USD	1,447,144	EUR	1,337,557	Citibank N.A.	7/16/20	(56,126)
USD	1,449,873	EUR	1,336,343	Citibank N.A.	7/16/20	(52,032)
USD	6,711,578	EUR	6,135,195	Citibank N.A.	7/16/20	(183,721)
USD	56,375	JPY	6,000,000	Citibank N.A.	7/16/20	796
USD	855,273	MXN	21,368,991	Citibank N.A.	7/16/20	(72,431)
USD	322,817	ZAR	5,615,137	Citibank N.A.	7/16/20	(189)
ZAR	5,615,137	USD	308,931	Citibank N.A.	7/16/20	14,074
MXN	15,162,568	USD	615,951	Goldman Sachs Group Inc.	7/16/20	42,310
MXN	23,306,800	USD	1,067,856	Goldman Sachs Group Inc.	7/16/20	(56,024)
USD	76,920	BRL	407,637	Goldman Sachs Group Inc.	7/16/20	2,019
USD	183,646	EUR	170,000	Goldman Sachs Group Inc.	7/16/20	(7,415)
USD	11,964	JPY	1,282,401	Goldman Sachs Group Inc.	7/16/20	85
USD	148,737	JPY	16,157,266	Goldman Sachs Group Inc.	7/16/20	(931)
USD	13,747	MXN	300,000	Goldman Sachs Group Inc.	7/16/20	723
USD	57,935	RUB	4,647,972	Goldman Sachs Group Inc.	7/16/20	(7,251)
AUD	198,810	USD	123,882	JPMorgan Chase & Co.	7/16/20	13,331
CNY	901,872	USD	127,605	JPMorgan Chase & Co.	7/16/20	(226)
INR	27,646,086	USD	353,079	JPMorgan Chase & Co.	7/16/20	12,512
PHP	7,730,000	USD	151,953	JPMorgan Chase & Co.	7/16/20	3,073
USD	1,293,049	CNY	9,196,162	JPMorgan Chase & Co.	7/16/20	(5,800)
USD	447,233	EUR	407,610	JPMorgan Chase & Co.	7/16/20	(10,876)
USD	1,657,578	PHP	85,895,706	JPMorgan Chase & Co.	7/16/20	(65,073)
CAD	230,000	USD	163,152	Morgan Stanley & Co. Inc.	7/16/20	6,272
CAD	2,180,763	USD	1,546,942	Morgan Stanley & Co. Inc.	7/16/20	59,470
JPY	12,136,001	USD	112,023	Morgan Stanley & Co. Inc.	7/16/20	395
USD	163,657	EUR	150,000	Morgan Stanley & Co. Inc.	7/16/20	(4,926)
USD	13,504	JPY	1,440,001	Morgan Stanley & Co. Inc.	7/16/20	165
USD	1,047,420	EUR	920,000	Goldman Sachs Group Inc.	9/15/20	12,048
CAD	1,540,000	USD	1,125,146	BNP Paribas SA	10/16/20	9,456
CAD	4,190,000	USD	3,061,275	BNP Paribas SA	10/16/20	25,726
USD	2,630,434	EUR	2,340,000	BNP Paribas SA	10/16/20	(5,044)
USD	2,690,459	EUR	2,390,000	BNP Paribas SA	10/16/20	(1,332)
ZAR	5,615,137	USD	319,934	Citibank N.A.	10/16/20	171
Total						$68,382

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

Abbreviation(s) used in this table:

AUD	—Australian Dollar

BRL	—Brazilian Real

CAD	—Canadian Dollar

CNH	—Chinese Offshore Yuan

CNY	—Chinese Yuan Renminbi

EUR	—Euro

GBP	—British Pound

IDR	—Indonesian Rupiah

INR	—Indian Rupee

JPY	—Japanese Yen

MXN	—Mexican Peso

PHP	—Philippine Peso

RUB	—Russian Ruble

USD	—United States Dollar

ZAR	—South African Rand

At June 30, 2020, the Portfolio had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
8,070,000	3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	$1,084	$51,011
22,471,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	6,353	94,173
5,696,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	3,562	8,172
4,700,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(3,584)	91,055
17,927,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	62,213	(1,303,749)
3,829,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	1,824	(288,441)
1,404,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(5,312)	(104,246)
5,364,000	2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	993	(111,865)
6,380,000	3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	45,418	92,658

See Notes to Financial Statements.

52	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Western Asset Core Plus VIT Portfolio

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7,692,000	5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	$(25,820)	$6,662
28,260,000 MXN	7/18/29	28-Day MXN TIIE — Banxico every 28 days	7.450% every 28 days	10,844	164,091
47,980,000 MXN	7/20/29	28-Day MXN TIIE — Banxico every 28 days	7.440% every 28 days	22,330	273,085
5,427,000	11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	11,390	(1,174,755)
700,000	3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	11,875	(8,807)
357,000	3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	12,087
353,000	3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	9,794
Total				$143,170	$(2,189,075)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	2,400,000	BRL	1/4/27	BRL-CDI**	7.024	%**	—	$18,778
Citibank N.A.	2,900,000	BRL	1/4/27	BRL-CDI**	7.024	%**	$1,363	21,327
Citibank N.A.	3,108,000	BRL	1/4/27	BRL-CDI**	7.024	%**	1,703	22,614
JPMorgan Chase & Co.	2,000,000	BRL	1/4/27	BRL-CDI**	7.044	%**	—	15,989
Total							$3,066	$78,708

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.34 Index	$2,318,000	6/20/25	5.000% quarterly	$(15,990)	$(129,307)	$113,317
Markit CDX.NA.IG.34 Index	30,870,000	6/20/25	1.000% quarterly	364,448	(42,577)	407,025
Total	$33,188,000			$348,458	$(171,884)	$520,342

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus VIT Portfolio

1

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

54	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $183,850,728)	$188,125,415
Investments in affiliated securities, at value (Cost — $2,487,250)	2,487,250
Foreign currency, at value (Cost — $1,539,496)	1,544,511
Cash	1,006,890
Interest receivable	1,227,695
Deposits with brokers for open futures contracts and exchange-traded options	1,207,284
Receivable for securities sold	1,050,096
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $836,356)	865,344
Receivable for Portfolio shares sold	740,416
Unrealized appreciation on forward foreign currency contracts	720,250
Receivable from broker — net variation margin on centrally cleared swap contracts	622,806
Deposits with brokers for centrally cleared swap contracts	512,446
Deposits with brokers for OTC derivatives	290,000
OTC swaps, at value (premiums paid — $3,066)	81,774
Prepaid expenses	874
Total Assets	200,483,051

Liabilities:
Payable for securities purchased	7,590,877
Unrealized depreciation on forward foreign currency contracts	651,868
Written options, at value (premiums received — $192,325)	263,448
Payable for Portfolio shares repurchased	85,784
Investment management fee payable	62,485
Payable to broker — net variation margin on open futures contracts	27,620
Service and/or distribution fees payable	23,531
Trustees’ fees payable	1,064
Accrued expenses	79,532
Total Liabilities	8,786,209
Total Net Assets	$191,696,842

Net Assets:
Par value (Note 7)	$318
Paid-in capital in excess of par value	193,855,848
Total distributable earnings (loss)	(2,159,324)
Total Net Assets	$191,696,842

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	55

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2020

Net Assets:
Class I	$75,346,368
Class II	$116,350,474

Shares Outstanding:
Class I	12,481,693
Class II	19,279,121

Net Asset Value:
Class I	$6.04
Class II	$6.04

See Notes to Financial Statements.

56	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Interest from unaffiliated investments	$3,362,730
Interest from affiliated investments	3,223
Less: Foreign taxes withheld	(4,517)
Total Investment Income	3,361,436

Expenses:
Investment management fee (Note 2)	427,161
Service and/or distribution fees (Notes 2 and 5)	147,515
Fund accounting fees	36,901
Audit and tax fees	23,156
Custody fees	17,623
Shareholder reports	17,342
Legal fees	12,834
Excise tax (Note 1)	7,991
Transfer agent fees (Note 5)	3,778
Trustees’ fees	3,441
Insurance	1,973
Commitment fees (Note 9)	1,444
Interest expense	354
Miscellaneous expenses	3,908
Total Expenses	705,421
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(47,066)
Net Expenses	658,355
Net Investment Income	2,703,081

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	3,237,396
Futures contracts	5,777,810
Written options	870,846
Swap contracts	(1,590,901)
Forward foreign currency contracts	(1,253,565)
Foreign currency transactions	(72,948)
Net Realized Gain	6,968,638
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(151,626)
Futures contracts	600,406
Written options	(146,175)
Swap contracts	(2,784,258)

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	57

Statement of operations (unaudited) (cont’d)

For the Six Months Ended June 30, 2020

Forward foreign currency contracts	(109,887)
Foreign currencies	(19,093)
Change in Net Unrealized Appreciation (Depreciation)	(2,610,633)
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	4,358,005
Increase in Net Assets From Operations	$7,061,086

See Notes to Financial Statements.

58	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$2,703,081	$7,096,408
Net realized gain	6,968,638	2,890,167
Change in net unrealized appreciation (depreciation)	(2,610,633)	14,984,319
Increase in Net Assets From Operations	7,061,086	24,970,894

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(700,022)	(8,225,012)
Decrease in Net Assets From Distributions to Shareholders	(700,022)	(8,225,012)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	18,106,604	34,914,078
Reinvestment of distributions	700,022	8,225,012
Cost of shares repurchased	(26,866,924)	(80,469,084)
Decrease in Net Assets From Portfolio Share Transactions	(8,060,298)	(37,329,994)
Decrease in Net Assets	(1,699,234)	(20,584,112)

Net Assets:
Beginning of period	193,396,076	213,980,188
End of period	$191,696,842	$193,396,076

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	59

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1,2]	2020[3]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$5.82	$5.43	$5.77	$5.70	$5.58	$5.60

Income (loss) from operations:
Net investment income	0.09	0.20	0.19	0.17	0.15	0.22
Net realized and unrealized gain (loss)	0.15	0.46	(0.32)	0.16	0.10	(0.15)
Total income (loss) from operations	0.24	0.66	(0.13)	0.33	0.25	0.07

Less distributions from:
Net investment income	(0.02)	(0.27)	(0.21)	(0.26)	(0.13)	(0.09)
Total distributions	(0.02)	(0.27)	(0.21)	(0.26)	(0.13)	(0.09)

Net asset value, end of period	$6.04	$5.82	$5.43	$5.77	$5.70	$5.58
Total return[4]	4.17%	12.17%	(2.23)%	5.75%	4.55%	1.20%

Net assets, end of period (000s)	$75,346	$72,787	$66,580	$70,884	$71,159	$76,862

Ratios to average net assets:
Gross expenses	0.59%[5]	0.56%	0.57%	0.57%	0.50%	0.65%
Net expenses[6]	0.54 [5,7]	0.54 [7]	0.54 [7]	0.54 [7]	0.50	0.60 [7]
Net investment income	3.00 [5]	3.43	3.47	2.89	2.63	3.79

Portfolio turnover rate[8]	56%	133%	101%	151%	108%	185%

[1]	In April 2015, the Portfolio’s outstanding class of shares, which was previously unnamed, became known as Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]	For the six months ended June 30, 2020 (unaudited).

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective April 15, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to April 15, 2015, the expense limitation was 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 68% for the six months ended June 30, 2020 and 198%, 226%, 346%, 280% and 417% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

60	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2020[2]	2019	2018	2017	2016	2015[3]

Net asset value, beginning of period	$5.83	$5.43	$5.78	$5.69	$5.57	$5.77

Income (loss) from operations:
Net investment income	0.08	0.19	0.18	0.15	0.14	0.08
Net realized and unrealized gain (loss)	0.15	0.46	(0.33)	0.17	0.10	(0.20)
Total income (loss) from operations	0.23	0.65	(0.15)	0.32	0.24	(0.12)

Less distributions from:
Net investment income	(0.02)	(0.25)	(0.20)	(0.23)	(0.12)	(0.08)
Total distributions	(0.02)	(0.25)	(0.20)	(0.23)	(0.12)	(0.08)

Net asset value, end of period	$6.04	$5.83	$5.43	$5.78	$5.69	$5.57
Total return[4]	4.17%	11.82%	(2.64)%	5.69%	4.17%	(1.85)%

Net assets, end of period (millions)	$116	$121	$147	$139	$563	$348

Ratios to average net assets:
Gross expenses	0.84%[5]	0.80%	0.82%	0.78%	0.76%	0.76%[5]
Net expenses[6]	0.79 [5,7]	0.79 [7]	0.79 [7]	0.75 [7]	0.76	0.71 [5,7]
Net investment income	2.76 [5]	3.21	3.23	2.53	2.36	2.05 [5]

Portfolio turnover rate[8]	56%	133%	101%	151%	108%	185%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]	For the period May 1, 2015 (inception date) to December 31, 2015.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns or periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 68% for the six months ended June 30, 2020 and 198%, 226%, 346%, 280% and 417% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

[9]	For the year ended December 31, 2015.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	61

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

62	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	63

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

64	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$81,686,478	—		$81,686,478
Mortgage-Backed Securities	—	34,818,700	—		34,818,700
Sovereign Bonds	—	22,011,318	—		22,011,318
Collateralized Mortgage Obligations	—	19,888,793	$99,437		19,988,230
Senior Loans:
Consumer Discretionary	—	1,583,317	255,168		1,838,485
Industrials	—	860,628	57,330		917,958
Other Senior Loans	—	6,468,345	—		6,468,345
U.S. Treasury Inflation Protected Securities	—	7,487,382	—		7,487,382
U.S. Government & Agency Obligations	—	5,721,451	—		5,721,451
Asset-Backed Securities	—	3,845,907	—		3,845,907
Purchased Options:
Exchange-Traded Purchased Options	$141,455	—	—		141,455
OTC Purchased Options	—	16,777	—		16,777
Municipal Bonds	—	91,506	—		91,506
Non-U.S. Treasury Inflation Protected Securities	—	51,192	—		51,192
Common Stocks:
Communication Services	—	—	0	*	0	*
Energy	—	—	11,195		11,195
Total Long-Term Investments	141,455	184,531,794	423,130		185,096,379
Short-Term Investments†:
U.S. Treasury Bills	—	3,029,036	—		3,029,036
Money Market Funds	2,487,250	—	—		2,487,250
Total Short-Term Investments	2,487,250	3,029,036	—		5,516,286
Total Investments	$2,628,705	$187,560,830	$423,130		$190,612,665

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	65

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$695,377	—	—	$695,377
Forward Foreign Currency Contracts	—	$720,250	—	720,250
Centrally Cleared Interest Rate Swaps	—	802,788	—	802,788
OTC Interest Rate Swaps‡	—	81,774	—	81,774
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	520,342	—	520,342
Total Other Financial Instruments	$695,377	$2,125,154	—	$2,820,531
Total	$3,324,082	$189,685,984	$423,130	$193,433,196

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$56,313	—	—	$56,313
OTC Written Options	—	$207,135	—	207,135
Futures Contracts	537,471	—	—	537,471
Forward Foreign Currency Contracts	—	651,868	—	651,868
Centrally Cleared Interest Rate Swaps	—	2,991,863	—	2,991,863
Total	$593,784	$3,850,866	—	$4,444,650

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

66	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	67

Notes to financial statements (unaudited) (cont’d)

Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.

68	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.

The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was $33,188,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

Credit default swaps

The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	69

Notes to financial statements (unaudited) (cont’d)

default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

70	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.

When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	71

Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

(j) Unfunded loan commitments. The Portfolio may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2020, the Portfolio had sufficient cash and/or securities to cover these commitments.

(k) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.

(l) Securities traded on a when-issued and delayed delivery basis. The Portfolio may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

72	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(m) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(n) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.

(o) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	73

Notes to financial statements (unaudited) (cont’d)

(p) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(q) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default

74	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(r) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(s) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions, where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	75

Notes to financial statements (unaudited) (cont’d)

percentage decrease in the Portfolio’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Portfolio held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $859,003. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of June 30, 2020, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $290,000, which can be used to reduce the required payment.

At June 30, 2020, the Portfolio held non-cash collateral from Citibank N.A. in the amount of $343,102. This amount could be used to reduce the Portfolio’s exposure to the counterparty in the event of default.

(t) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

76	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

(u) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(v) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(w) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(x) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

However, due to the timing of when distributions are made by the Portfolio, the Portfolio may be subject to an excise tax of 4% of the amount by which 98% of the Portfolio’s annual taxable income and 98.2% of net realized gains exceed the distributions from such taxable income and realized gains for the calendar year. During the period, the Fund paid $7,991 of federal excise taxes attributable to calendar year 2019.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(y) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	77

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
first $500 million	0.450%
next $ 500 million	0.425
over $ 1 billion	0.400

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Japan and Western Asset Singapore provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

78	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

During the six months ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $47,066, which included an affiliated money market fund waiver of $548.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$34,324,837	$96,524,745
Sales	6,095,426	134,755,256
At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$186,337,978	$11,401,793	$(7,127,106)	$4,274,687
Swap contracts	(25,648)	1,401,838	(2,991,863)	(1,590,025)
Written options	(192,325)	71,658	(142,781)	(71,123)
Futures contracts	—	695,377	(537,471)	157,906
Forward foreign currency contracts	—	720,250	(651,868)	68,382

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	79

Notes to financial statements (unaudited) (cont’d)

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$141,694	$16,538	—	$158,232
Futures contracts[3]	695,377	—	—	695,377
OTC swap contracts[4]	81,774	—	—	81,774
Centrally cleared swap contracts[5]	802,788	—	$520,342	1,323,130
Forward foreign currency contracts	—	720,250	—	720,250
Total	$1,721,633	$736,788	$520,342	$2,978,763

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Total
Written options	$56,313	$207,135	$263,448
Futures contracts[3]	530,174	7,297	537,471
Centrally cleared swap contracts[5]	2,991,863	—	2,991,863
Forward foreign currency contracts	—	651,868	651,868
Total	$3,578,350	$866,300	$4,444,650

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

80	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(525,212)	$10,309	—	$(514,903)
Written options	823,574	42,332	$4,940	870,846
Futures contracts	5,801,081	(23,271)	—	5,777,810
Swap contracts	(1,484,231)	—	(106,670)	(1,590,901)
Forward foreign currency contracts	—	(1,253,565)	—	(1,253,565)
Total	$4,615,212	$(1,224,195)	$(101,730)	$3,289,287

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(71,865)	$(14,099)	$—	$(85,964)
Written options	(12,432)	(133,743)	—	(146,175)
Futures contracts	616,796	(16,390)	—	600,406
Swap contracts	(3,225,858)	—	$441,600	(2,784,258)
Forward foreign currency contracts	—	(109,887)	—	(109,887)
Total	$(2,693,359)	$(274,119)	$441,600	$(2,525,878)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2020, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$182,672
Written options	683,978
Futures contracts (to buy)	211,825,503
Futures contracts (to sell)	93,118,213
Forward foreign currency contracts (to buy)	21,662,166
Forward foreign currency contracts (to sell)	19,932,615

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

Average Notional Balance
Interest rate swap contracts	$79,646,355
Credit default swap contracts (to buy protection)†	110,314
Credit default swap contracts (to sell protection)	24,373,543

†	At June 30, 2020, there were no open positions held in this derivative.

The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
BNP Paribas SA	$175,859	$(116,975)	$58,884	—	$58,884
Citibank N.A.	457,773	(376,371)	81,402	$(343,102)	(261,700)
Goldman Sachs Group Inc.	73,723	(278,756)	(205,033)	278,756	73,723
JPMorgan Chase & Co.	44,905	(81,975)	(37,070)	—	(37,070)
Morgan Stanley & Co. Inc.	66,541	(4,926)	61,615	—	61,615
Total	$818,801	$(859,003)	$(40,202)	$(64,346)	$(104,548)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$2,283
Class II	$147,515	1,495
Total	$147,515	$3,778

82	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/ Expense Reimbursements
Class I	$18,664
Class II	28,402
Total	$47,066

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class I	$275,311	$3,255,996
Class II	424,711	4,969,016
Total	$700,022	$8,225,012

7. Shares of beneficial interest

At June 30, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class I
Shares sold	975,132	$5,718,377	2,172,547	$12,723,835
Shares issued on reinvestment	45,657	275,311	560,412	3,255,996
Shares repurchased	(1,044,688)	(6,020,894)	(2,492,783)	(14,510,876)
Net increase (decrease)	(23,899)	$(27,206)	240,176	$1,468,955
Class II
Shares sold	2,117,624	$12,388,227	3,824,453	$22,190,243
Shares issued on reinvestment	70,433	424,711	853,783	4,969,016
Shares repurchased	(3,609,955)	(20,846,030)	(11,116,304)	(65,958,208)
Net decrease	(1,421,898)	$(8,033,092)	(6,438,068)	$(38,798,949)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Portfolio’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30,

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	83

Notes to financial statements (unaudited) (cont’d)

2020. The following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$102,105	$30,339,618	30,339,618	$27,954,473	27,954,473

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$3,223	—	$2,487,250

9. Redemption facility

The Portfolio and certain other participating funds within the Legg Mason Partners Income Trust, Legg Mason Partners Institutional Trust and Legg Mason Partners Variable Income Trust (the “Participating Funds”), have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $220 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Portfolio incurred a commitment fee in the amount of $1,444. The Portfolio did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Deferred capital losses

As of December 31, 2019, the Portfolio had deferred capital losses of $11,675,822, which have no expiration date, that will be available to offset future taxable capital gains.

84	Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolio’s investments, impair the Portfolio’s ability to satisfy redemption requests, and negatively impact the Portfolio’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

12. Subsequent event

Effective January 1, 2021, LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Western Asset Core Plus VIT Portfolio 2020 Semi-Annual Report	85

Board approval of new management and new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan” and, together with Western Asset, WAML and Western Singapore, the “Subadvisers,” and, collectively with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreements between the Manager and Western Asset and between Western Asset and each of WAML, Western Asset Singapore and Western Asset Japan (the “Current Sub-advisory Agreements,” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Trustees of Legg Mason Partners Variable Income Trust (the “Trust”) held on April 14, 20201, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Trust and the Manager with respect to Western Asset Core Plus VIT Portfolio (the “Fund”), a series of the Trust , and the new sub-advisory agreements (the “New Sub-Advisory Agreements,” and, collectively, the “New Agreements”) between the Manager and Western Asset and between Western Asset and each of WAML, Western Asset Singapore and Western Asset Japan with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and

1

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

86	Western Asset Core Plus VIT Portfolio

the Transaction is completed, the Board has also approved an interim investment management agreement between the Manager and the Fund (the “Interim Management Agreement”) and interim sub-advisory agreements between the Manager and Western Asset and between Western Asset and each of WAML, Western Asset Singapore and Western Asset Japan (the “Interim Sub-advisory Agreements,” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

Background

On March 9, 2020, during a telephonic meeting, members of the Board discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Trustees met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Trustees met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Trustees considered, among other things, whether it would be in the best interests of the Fund and its respective shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Board in its consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Board sought additional information as it deemed necessary and appropriate. In connection with the Board’s consideration of the New Agreements, the Independent Trustees worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Board requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Trustees submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg

Western Asset Core Plus VIT Portfolio	87

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

Mason provided further information in response to this supplemental diligence request, which the Board reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Board.

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Board. After the presentations and after reviewing the written materials provided, the Independent Trustees met in executive session with their counsel to consider the New Agreements.

The Board’s evaluation of the New Agreements reflected the information provided specifically in connection with its review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Board considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton has informed the Board that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason have informed the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason have informed the Board regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi)

that Franklin Templeton has informed the Board that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Board before making any changes;

88	Western Asset Core Plus VIT Portfolio

(vii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Board approve the New Agreements;

(xiv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Board in the exercise of its business judgment during those years, and that within the past year the Board had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Board’s business judgment that each Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the applicable Adviser in light of the services provided, the costs to the Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Trustees considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Current Agreements were considered and approved in November 2019;

Western Asset Core Plus VIT Portfolio	89

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

(xvi)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii)

that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Trustees that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

The information provided and presentations made to the Board encompassed the Fund and all other funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

Board approval of the New Agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Trustees considered the New Management Agreement and each New Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

In their deliberations, the Trustees considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to

90	Western Asset Core Plus VIT Portfolio

information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

After considering all of the factors and information, and in the exercise of its business judgment, the Board, including the Independent Trustees, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

Nature, extent and quality of the services under the New Agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Trustees considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Boards that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Board has received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in its evaluation of the New Agreements.

Western Asset Core Plus VIT Portfolio	91

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and each Subadviser’s risk management processes.

The Board considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Board also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility.

The Board also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Board considered management’s periodic reports to the Board on, among other things, its business plans and any organizational changes.

The Board received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Board also noted that it had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Board considered the Fund’s performance in light of overall financial market conditions.

The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as core plus bond funds underlying variable insurance products by Lipper, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2019 was above the median.

92	Western Asset Core Plus VIT Portfolio

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Board concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

Management fees and expense ratios

The Board considered that it had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Board considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) and the actual management fees paid by the Fund to the Manager (the “Actual Management Fee”) in light of the nature, extent and quality of the management and sub-advisory services to be provided by the Manager and the Subadvisers. The Board also considered that fee waiver and/or expense reimbursement arrangements are currently in place for the Fund. The Board also noted that the compensation paid to the Subadvisers is the responsibility and expense of the Manager or Western Asset, as applicable, not the Fund.

In addition, the Board received and considered information provided by Broadridge comparing the Contractual Management Fee and the Actual Management Fee and the Fund’s total actual expenses with those of funds in both the relevant expense group and a broader group of funds, each selected by Broadridge based on classifications provided by Lipper. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the selection of the peer group. The Board also reviewed information regarding fees charged by the Manager and/or the Subadvisers to other U.S. clients investing primarily in an asset class similar to that of the Fund, including, where applicable, separate accounts.

The Manager reviewed with the Board the differences in services provided to these different types of accounts, noting that the Fund is provided with certain administrative services, office facilities, and Fund officers (including the Fund’s chief executive, chief financial and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other Fund service providers. The Board considered the fee comparisons in light of the differences in management of these different types of accounts and the differences in associated risks borne by the Advisers.

Western Asset Core Plus VIT Portfolio	93

Board approval of new management and new subadvisory agreements (unaudited) (cont’d)

The Board considered the management fee, the fees of the Subadvisers and the amount of the management fee retained by the Manager after payment of the subadvisory fees in each case in light of the services rendered for those amounts. The Board also received an analysis of Legg Mason complex-wide management fees for funds with a similar strategy provided by the Manager, which, among other things, set out a framework of fees based on asset classes.

The information comparing the Fund’s Contractual and Actual Management Fees as well as its actual total expense ratio to its expense group, consisting of a group of core plus bond funds underlying variable insurance products (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee and Actual Management Fee were below the median. The Board noted that the Fund’s actual total expense ratio was at the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2021.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Board considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Trustees determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

Profitability and economies of scale

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Board not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information concerning whether the Advisers realize economies of scale as the Fund’s assets grow. In conjunction with their most recent or prior deliberations concerning the Current Agreements, the Board noted that fee breakpoints had been implemented for the Fund, as well as contractual expense limitations, and that after taking those breakpoints and expense limitations into account, the Board had determined

94	Western Asset Core Plus VIT Portfolio

that the total fees for management services, and administrative services for the Fund, were reasonable in light of the services provided, and that any economies of scale were being shared appropriately.

The Board noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Trustees noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

The Board determined that the management fee structure for the Fund, including its breakpoints, was reasonable.

Other benefits to the Manager and the Subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements.

The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Western Asset Core Plus VIT Portfolio	95

Western Asset

Core Plus VIT Portfolio

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

*	Effective March 6, 2020, Mr. Larson became a Trustee.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Western Asset Core Plus VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.

Western Asset Core Plus VIT Portfolio

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) at www.leggmason.com/variablefunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04231 8/20 SR20-3942

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2020